Significant Accounting Policies - Summary of Changes in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance as of beginning of the period	$ 392
Balance as of end of the period	220	$ 392
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance as of beginning of the period	392	222
Net current period other comprehensive loss/income	(172)	170
Balance as of end of the period	$ 220	$ 392